PREPAYMENTS AND OTHER CURRENT ASSETS (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Receivable from third party payment platforms	¥ 63,747,704		¥ 31,821,937
Prepaid expenses	15,239,076		14,955,773
Deposits and prepaid rental fees	4,202,244		3,373,228
Deferred payment platforms commission fee	3,126,394		2,553,825
Interest receivable	1,260,880		1,460,642
Deductible input VAT	1,012,009		1,639,485
Others	11,188,781		2,824,526
Prepayments and Other Current Assets	¥ 99,777,088	$ 15,657,202	¥ 58,629,416